General - Additional information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)		Apr. 30, 2021 USD ($)	[1]	Feb. 23, 2022 USD ($) shares	May 01, 2021 USD ($)	Aug. 03, 2020 USD ($)
Disclosure of General Information About Financial Statements [Line Items]
Cash transferred								$ 3,000
Other comprehensive income net of tax exchange differences on translation other than translation of foreign operations	$ 257	$ 4,145	[1]	$ 574
Reserve of exchange differences on translation		$ 4,715					$ 516
AMTD IDEA Group [Member]
Disclosure of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired						82.70%
Cash transferred						$ 992,800
AMTD IDEA Group [Member] | Common Class A [Member]
Disclosure of General Information About Financial Statements [Line Items]
Number of instruments or interests issued or issuable | shares						67,200,330
AMTD IDEA Group [Member] | Common Class B [Member]
Disclosure of General Information About Financial Statements [Line Items]
Number of instruments or interests issued or issuable | shares						51,253,702

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.